Not FDIC Insured May Lose Value No Bank Guarantee
192-Q3PH

Schedule of Investments
(unaudited)
Franklin Real Estate Securities Fund 2
Notes to Schedule of Investments 4

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited), January 31, 2024
Franklin Real Estate Securities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 99.7%
Data Center REITs 10.8%
Digital Realty Trust, Inc. ................................ United States 56,944 $ 7,998,354
Equinix, Inc. ......................................... United States 28,181 23,383,749
31,382,103
Diversified REITs 1.0%
Broadstone Net Lease, Inc. .............................. United States 175,100 2,813,857
Health Care REITs 8.5%
Sabra Health Care REIT, Inc. ............................ United States 224,509 2,994,950
Ventas, Inc. .......................................... United States 139,999 6,494,554
Welltower, Inc. ....................................... United States 173,334 14,995,124
24,484,628
Hotel & Resort REITs 3.7%
Host Hotels & Resorts, Inc. .............................. United States 308,068 5,921,067
Ryman Hospitality Properties, Inc. ......................... United States 42,296 4,648,330
10,569,397
Industrial REITs 14.7%
Americold Realty Trust, Inc. .............................. United States 163,340 4,491,850
Prologis, Inc. ......................................... United States 237,207 30,051,755
Rexford Industrial Realty, Inc. ............................ United States 154,037 8,100,806
42,644,411
Multi-Family Residential REITs 8.1%
AvalonBay Communities, Inc. ............................ United States 56,860 10,178,509
Camden Property Trust ................................. United States 71,961 6,752,820
Independence Realty Trust, Inc. .......................... United States 149,698 2,199,064
UDR, Inc. ........................................... United States 121,613 4,380,500
23,510,893
Office REITs 3.4%
Alexandria Real Estate Equities, Inc. ....................... United States 49,769 6,017,072
Cousins Properties, Inc. ................................ United States 164,384 3,766,038
9,783,110
Other Specialized REITs 3.7%
VICI Properties, Inc. , A ................................. United States 357,429 10,765,761
Real Estate Development 1.0%
a
Howard Hughes Holdings, Inc. ........................... United States 34,962 2,799,757
a
Real Estate Services 2.6%
a
CBRE Group, Inc. , A ................................... United States 88,096 7,603,566
a
Retail REITs 13.7%
Brixmor Property Group, Inc. ............................. United States 150,600 3,379,464
NETSTREIT Corp. .................................... United States 201,800 3,666,706
Realty Income Corp. ................................... United States 290,058 15,776,255
Regency Centers Corp. ................................. United States 117,936 7,391,049
Simon Property Group, Inc. .............................. United States 44,039 6,104,246
SITE Centers Corp. .................................... United States 253,708 3,379,390
39,697,110
Self-Storage REITs 6.0%
Public Storage ....................................... United States 61,438 17,398,627
Single-Family Residential REITs 6.7%
American Homes 4 Rent , A .............................. United States 295,724 10,365,126

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 5 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Single-Family Residential REITs (continued)
Equity LifeStyle Properties, Inc. ........................... United States 135,132 $ 9,147,085
19,512,211
Telecom Tower REITs 13.5%
American Tower Corp. .................................. United States 131,908 25,807,800
Crown Castle, Inc. ..................................... United States 57,629 6,238,339
SBA Communications Corp. , A ........................... United States 31,938 7,149,641
39,195,780
Timber REITs 2.3%
Weyerhaeuser Co. .................................... United States 202,478 6,635,204
Total Common Stocks (Cost $ 201,861,436 ) .....................................
288,796,415
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.003% .... United States 1,261,161 1,261,161
Total Money Market Funds (Cost $ 1,261,161 ) ...................................
1,261,161
Total Short Term Investments (Cost $ 1,261,161 ) .................................
1,261,161
a
Total Investments (Cost $ 203,122,597 ) 100.1% ..................................
$290,057,576
Other Assets, less Liabilities (0.1) % ...........................................
(436,502)
Net Assets 100.0% ...........................................................
$289,621,074
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2024, the Fund held investments in affiliated management investment companies as follows:

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At January 31, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $1,407,381 $35,086,487 $(35,232,707) $— $— $1,261,161 1,261,161 $43,470
Total Affiliated Securities ... $1,407,381 $35,086,487 $(35,232,707) $— $— $1,261,161 $43,470
Selected Portfolio
REIT Real Estate Investment Trust
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.